Long-term Investments - Carrying Value of Equity Investments (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Total carrying value of the equity securities
Initial cost basis	$ 698,997
Upward adjustments	92,737
Downward adjustments	(579,438)
Impairment charges	25,400
Foreign currency translation	(2,811)
Total carrying value at the end of the period	209,485
Online education company
Total carrying value of the equity securities
Impairment charges	15,900
E commerce company
Total carrying value of the equity securities
Impairment charges	$ 7,000